Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 8,506	[1]	$ 9,562		$ 9,912
Impairment losses	(440)		(1,020)
Business combinations (note 5.1)	5		2
Reclassification to assets held for sale (notes 5.2, 5.3 and 14.1)	(2)		(9)		(371)
Foreign currency translation effects	(85)		(29)		21
Balance at end of period	$ 7,984	[1]	$ 8,506	[1]	$ 9,562

[1]	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.